UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2014

Item 1. Report to Stockholders.

Annual report
March 31, 2014

Advised by NorthCoast Asset Management LLC

www.northcoastam.com
(800) 558-9105

table of contents

A Message to Our Shareholders	1

Sector Allocation	4

Expense Example	4

Performance Information	7

Schedule of Investments	8

Statement of Assets and Liabilities	14

Statement of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	17

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	27

Trustees and Executive Officers	28

Federal Tax Information	32

Additional Information	33

Privacy Notice	34

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Adviser
Annual Report, March 2014

“I am extraordinarily patient, provided I get my own way in the end.”

– Margaret Thatcher

The quantitative easing tactics administered by the Federal Reserve over the last five years have had a positive impact on the stock market, boosting retirement portfolios and pension plans alike. With minor speed bumps along the way, stocks continued to rise while bond interest rates dropped to historic lows.

The economic recovery is now in its 5th year. Although continuing at a snail’s pace, it is progressing. According to the U.S. Bureau of Economic Analysis, U.S. Gross Domestic Product (GDP) growth is estimated at around 2%, with inflation at around 1.5%. Retail sales have continued to improve and housing starts could reach their highest levels since before the housing-market collapse.

In his annual shareholder letter to investors, Warren Buffett stated, “The risks of being out of the game are huge compared to the risks of being in it.” The statement rang true for the year as equities posted a banner year across the board. Though the risks are greater to be out of the game, for us it is important to monitor the indicators daily. Our four dimensions of market risk analysis provide a fact-based approach to our equity exposure and we believe this has served our clients well.

The current environment can be described as one in which U.S. equity valuations are neither cheap nor stretched, inflation appears low, and modest growth is supported by an accommodative monetary policy. Despite concerns over the harsh weather, leading economic indicators still point to an improved outlook.

The new Federal Reserve Chair has further expanded on her policy outlook by detailing what information is being most closely monitored.

CAN SLIM® Select Growth Fund

Instead of tying the interest rate policy to the unemployment rate, the Fed is going to consider a wider range of factors including inflation and other “financial developments.”

Abroad, our exposure to Russia is low. Russia’s military activity did not disguise the weaknesses in its economy where growth has been decelerating and its main engine, private consumption growth, is unsustainable in a falling profit environment. In other parts of the world there is ongoing restructuring. Momentum in Italy and France and the European parliamentary elections should advance better austerity measures and stimulate reforms.

During the fiscal year, April 1, 2013 through March 31, 2014, CAN SLIM® Select Growth Fund (CANGX) gained 18.96% compared to 21.86% in the S&P 500® Index.  Overweight positions in Financials helped boost performance, while underweight in Information Technology and a steady cash position kept performance at bay. Superior stock selection occurred in Consumer Staples, Health Care, Materials with positions such as Spreadtrum (SPRD), Medassets (MDAS) and Keurig Green Mountain (GMCR) contributing most to our positive performance.

Due to valuation concerns in the U.S., stock market exposure was reduced to a low of 66% in late February 2014. In the following months, positions were steadily added in response to strong market internals. We end the year in an ‘Opportunistic’ environment with the Fund 83% invested. Although concerns exist, we believe there are opportunities to generate superior returns.

Thank you for your business.  As advisor to the Fund it is a privilege to serve our shareholders and we look forward to a bright future together.

Patrick Jamin
NorthCoast Asset Management, LLC

CAN SLIM® Select Growth Fund

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small- and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies, your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

sector allocation
AT MARCH 31, 2014 (UNAUDITED)

*	Cash equivalents and liabilities in excess of other assets.

expense example
FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/2013 – 3/31/2014).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED) (CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED) (CONTINUED)

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/13	3/31/14	10/1/13 – 3/31/14*
Actual	$1,000	$1,112.40	$7.74
Hypothetical
(5% return
before expenses)	$1,000	$1,017.60	$7.39

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.47% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

Value of $10,000 vs S&P 500® Index

Average annual returns for the periods ended March 31, 2014

				Since
				Inception
	1 Year	3 Year	5 Year	(9/26/05)
CAN SLIM® Select Growth Fund	18.96%	9.72%	14.09%	6.17%
S&P 500® Index	21.86%	14.66%	21.16%	7.47%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005, the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com.

The Fund imposes a 2% redemption fee on shares held for less than 30 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2014

Shares		Value

COMMON STOCKS: 82.7%

Accommodation & Food Services: 2.3%
6,054	Cracker Barrel Old Country Store, Inc.	$588,691
12,821	Domino’s Pizza, Inc.	986,833
11,127	Starbucks Corp.	816,499
		2,392,023

Administrative & Support Services: 2.0%
12,812	ManpowerGroup, Inc.	1,009,970
38,562	TrueBlue, Inc.*	1,128,324
		2,138,294

Beverage & Tobacco Products: 1.7%
14,600	Monster Beverage Corp.*	1,013,970
9,346	PepsiCo, Inc.	780,391
		1,794,361

Chemical Manufacturing: 8.2%
28,347	Abbott Laboratories	1,091,643
12,913	Gilead Sciences Inc.*	915,015
8,687	Johnson & Johnson	853,324
18,289	Lannett Co., Inc.*	653,283
15,844	Methanex Corp.	1,013,065
30,665	Pfizer, Inc.	984,960
16,547	Questcor Pharmaceuticals, Inc.	1,074,397
22,551	RPM International, Inc.	943,534
15,506	Westlake Chemical Corp.	1,026,187
		8,555,408

Computer & Electronic Products: 12.6%
55,658	Activision Blizzard, Inc.	1,137,650
45,631	Benchmark Electronics, Inc.*	1,033,542
37,043	Canadian Solar, Inc.*	1,186,858
10,057	International Flavors & Fragrances, Inc.	962,153
14,706	Medtronic, Inc.	905,007
28,181	Methode Electronics, Inc.	864,030
4,368	Mettler-Toledo International, Inc.*	1,029,450

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2014 (continued)

Shares		Value

COMMON STOCKS: 82.7% (Continued)

Computer & Electronic Products: 12.6% (Continued)
40,849	Micron Technology, Inc.*	$966,487
27,640	NetApp, Inc.	1,019,916
53,539	PDF Solutions, Inc.*	972,804
26,177	Plexus Corp.*	1,048,912
13,700	QUALCOMM, Inc.	1,080,382
8,436	Thermo Fisher Scientific, Inc.	1,014,345
		13,221,536

Credit Intermediation: 8.2%
8,370	American Express Co.	753,551
47,812	Bank of America Corp.	822,366
40,056	Cathay General Bancorp	1,009,011
19,971	CIT Group, Inc.	978,978
12,118	Citigroup, Inc.	576,817
34,024	PrivateBancorp, Inc.	1,038,072
24,719	SLM Corp.	605,121
58,900	TCF Financial Corp.	981,274
53,463	United Community Banks, Inc.*	1,037,717
3,582	Visa, Inc.	773,211
		8,576,118

Data Processing, Hosting & Related Services: 1.0%
40,232	Juniper Networks, Inc.*	1,036,376

Diversified Services: 1.0%
64,428	RPX Corp.*	1,048,888

Educational Services: 0.9%
31,704	New Oriental Education &
	Technology Group, Inc. - ADR	930,512

Electrical Equipment, Appliance
& Component Manufacturing: 1.3%
13,561	Emerson Electric Co.	905,875
3,241	Whirlpool Corp.	484,400
		1,390,275

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2014 (continued)

Shares		Value

COMMON STOCKS: 82.7% (Continued)

Entertainment: 1.4%
19,270	Lions Gate Entertainment Corp.	$515,087
11,579	Viacom, Inc.	984,099
		1,499,186

Fabricated Metal Product Manufacturing: 1.0%
8,394	Parker Hannifin Corp.	1,004,846

Information Services: 1.0%
34,961	Yandex NV*	1,055,473

Insurance: 3.4%
8,223	Berkshire Hathaway, Inc.*	1,027,628
29,637	Brown & Brown, Inc.	911,634
14,805	The Hanover Insurance Group, Inc.	909,619
23,026	XL Group PLC	719,563
		3,568,444

Machinery Manufacturing: 5.8%
14,110	CIRCOR International, Inc.	1,034,686
9,956	Dril-Quip, Inc.*	1,116,068
15,432	The Scotts Miracle-Gro Co.	945,673
10,484	SPX Corp.	1,030,682
53,638	Tesco Corp.*	992,303
7,745	United Technologies Corp.	904,926
		6,024,338

Oil & Gas Extraction: 5.5%
23,781	Cabot Oil & Gas Corp.	805,700
11,241	Clayton Williams Energy, Inc.*	1,270,345
4,488	EOG Resources, Inc.	880,411
19,437	Sasol Ltd. - ADR	1,086,140
10,387	Schlumberger Ltd.	1,012,732
10,169	SM Energy Co.	724,948
		5,780,276

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2014 (continued)

Shares		Value

COMMON STOCKS: 82.7% (Continued)

Paper Manufacturing: 1.0%
16,888	Clearwater Paper Corp.*	$1,058,371

Professional, Scientific & Technical Services: 5.2%
13,468	ANSYS, Inc.*	1,037,305
6,245	Celgene Corp.*	871,802
20,581	iGATE Corp.*	649,125
20,717	MAXIMUS, Inc.	929,365
14,474	Omnicom Group, Inc.	1,050,812
45,858	Zeltiq Aesthetics, Inc.*	899,275
		5,437,684

Publishing Industries: 1.9%
32,654	Multimedia Games Holding Co., Inc.*	948,272
45,637	Mentor Graphics Corp.	1,004,927
		1,953,199

Rail Transportation: 1.0%
5,767	Union Pacific Corp.	1,082,235

Real Estate: 0.8%
67,822	E-House China Holdings Ltd. - ADR	819,968

Retail Trade: 5.3%
2,855	Amazon.com, Inc.*	960,765
23,724	Best Buy Co., Inc.	626,551
13,089	The Home Depot, Inc.	1,035,732
18,118	HSN, Inc.	1,082,188
30,151	Kate Spade & Co.*	1,118,301
40,669	Pier 1 Imports, Inc.	767,831
		5,591,368

Securities & Financial Services: 2.0%
5,524	Affiliated Managers Group, Inc.*	1,105,076
43,929	Interactive Brokers Group, Inc.	951,941
		2,057,017

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2014 (continued)

Shares		Value

COMMON STOCKS: 82.7% (Continued)

Transportation Equipment Manufacturing: 3.8%
36,016	AAR Corp.	$934,615
6,986	The Boeing Co.	876,673
16,803	Curtiss-Wright Corp.	1,067,663
6,459	Lockheed Martin Corp.	1,054,367
		3,933,318

Wholesale Trade: 4.4%
17,436	Applied Industrial Technologies, Inc.	841,113
13,304	Covidien PLC	979,973
9,199	DXP Enterprises, Inc.*	873,261
36,850	LKQ Corp.*	970,998
3,587	W.W. Grainger, Inc.	906,291
		4,571,636

TOTAL COMMON STOCKS
(Cost $83,148,802)		86,521,150

REAL ESTATE INVESTMENT TRUSTS: 1.6%
16,903	Potlatch Corp.	653,977
97,830	Strategic Hotels & Resorts, Inc.*	996,888
		1,650,865

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,748,943)		1,650,865

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT MARCH 31, 2014 (continued)

Shares	Value

SHORT-TERM INVESTMENTS: 17.3%

Money Market Fund: 17.3%
18,139,617	Federated U.S. Treasury Cash Reserves
Fund - Institutional Shares, 0.00%** ^	$18,139,617

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,139,617)	18,139,617

TOTAL INVESTMENTS IN SECURITIES: 101.6%
(Cost $103,037,362)	106,311,632
Liabilities in Excess of Other Assets: (1.6)%	(1,665,726)
TOTAL NET ASSETS: 100.0%	$104,645,906

ADRAmerican Depositary Receipt
*	Non-income producing security.
**	7-day yield as of March 31, 2014.
^	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of assets and liabilities
AT MARCH 31, 2014

ASSETS
Investments in securities, at value
(Cost $103,037,362)	$106,311,632
Cash	3,684
Receivables:
Fund shares sold	305,253
Investment securities sold	291,430
Dividends	35,345
Prepaid expenses	25,907
Total assets	106,973,251

LIABILITIES
Payables:
Investment securities purchased	2,068,882
Investment advisory fees, net	61,871
Fund shares redeemed	54,254
Administration fees	19,500
Transfer agent fees	19,500
Fund accounting fees	10,800
Chief Compliance Officer fees	2,250
Trustee fees	1,500
Other accrued expenses	88,788
Total liabilities	2,327,345

NET ASSETS	$104,645,906

COMPONENTS OF NET ASSETS
Paid-in capital	$94,406,480
Accumulated net investment loss	(95,481)
Undistributed net realized gain on investments	7,060,637
Net unrealized appreciation on investments	3,274,270
Net assets	$104,645,906

COMPUTATION OF NET ASSET VALUE
Net assets	$104,645,906
Shares issued and outstanding (unlimited
number of shares authorized without par value)	7,502,818
Net asset value, offering and redemption price per share	$13.95

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of operations
FOR THE YEAR ENDED MARCH 31, 2014

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $8,195)	$1,001,535
Interest	292
Total investment income	1,001,827

EXPENSES
Investment advisory fees	866,394
Distribution fees	216,599
Administration fees	83,430
Transfer agent fees	79,781
Fund accounting fees	42,881
Registration fees	24,482
Audit fees	21,200
Miscellaneous expense	17,305
Reports to shareholders	12,427
Chief Compliance Officer fees	8,750
Legal fees	8,497
Custody fees	7,602
Trustee fees	5,179
Insurance expense	2,279
Interest expense	554
Total Expenses	1,397,360
Less: fees waived	(31,661)
Net Expenses	1,365,699
Net Investment Loss	(363,872)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized gain on investments
and foreign currency transactions	18,394,539
Change in net unrealized depreciation on investments	(3,179,769)
Net realized and unrealized gain on
investments and foreign currency transactions	15,214,770
Net increase in net assets
resulting from operations	$14,850,898

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statements of changes in net assets

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(363,872)	$31,280
Net realized gain on investments
and foreign currency transactions	18,394,539	8,181,144
Change in net unrealized appreciation
(depreciation) on investments	(3,179,769)	342,294
Net increase in net assets
resulting from operations	14,850,898	8,554,718

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(8,488)	—
Net realized gain	(14,975,458)	—
Total Distributions to Shareholders	(14,983,946)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	33,418,516	5,656,795
Total increase in net assets	33,285,468	14,211,513

NET ASSETS
Beginning of year	71,360,438	57,148,925
End of Year	$104,645,906	$71,360,438
Accumulated net investment
income (loss)	$(95,481)	$8,488

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2014		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	4,387,229	$63,115,025	1,981,002	$25,191,660
Shares issued in
reinvestment of
distributions	1,005,088	13,327,464	—	—
Shares
redeemed (b)	(2,991,820)	(43,023,973)	(1,585,303)	(19,534,865)
Net increase	2,400,497	$33,418,516	395,699	$5,656,795

(b)	Net of redemption fees of $24,217 and $3,755, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

financial highlights
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2014		2013	2012	2011	2010
Net asset value,
beginning of year	$13.99		$12.14	$12.59	$10.39	$8.61

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06	)(1)	0.01	(0.12)	(0.10)	(0.10)
Net realized and unrealized
gains (losses) on investments	2.57		1.84	(0.34)	2.31	1.89
Total from
investment operations	2.51		1.85	(0.46)	2.21	1.79

LESS DISTRIBUTIONS:
Net investment income	(0.00	)*	—	—	—	(0.01)
Realized gains	(2.55)		—	—	—	—
Paid in capital from
redemption fees (Note 2)	0.00	*	0.00 *	0.01	(0.01)	0.00 *
Net asset value, end of year	$13.95		$13.99	$12.14	$12.59	$10.39
Total return	18.96%		15.24%	(3.57%)	21.17%	20.78%

SUPPLEMENTAL DATA:
Net assets, end
of year (millions)	$104.6		$71.4	$57.1	$77.6	$43.3
Portfolio turnover rate	269%		253%	332%	223%	225%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	1.61%		1.72%	1.70%	1.78%	1.95%
After fees waived/recouped
and expenses absorbed	1.58%		1.70%	1.70%	1.70%	1.70%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	(0.45%)		0.03%	(0.77%)	(1.20%)	(1.40%)
After fees waived/recouped
and expenses absorbed	(0.42%)		0.05%	(0.77%)	(1.12%)	(1.15%)

*	Less than $0.01 per share.
(1)	Calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve through investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,”

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At March 31, 2014, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund records transfers at the end of each reporting period.

The following is a summary of the inputs used to value the Fund’s investments as of the year ended March 31, 2014. See the Schedule of Investments for the industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$86,521,150	$—	$—	$86,521,150
Real Estate
Investment Trusts	1,650,865	—	—	1,650,865
Short-Term
Investments	18,139,617	—	—	18,139,617
Total Investments
in Securities	$106,311,632	$—	$—	$106,311,632

The Fund did not record any transfers into or out of Levels 1, 2 or 3 for the year ended March 31, 2014.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2014, the Fund had $95,481 post-October deferred losses.

As of March 31, 2014, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of March 31, 2014, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2014, the following adjustments were made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income/(Loss)	Gain/(Loss)	Capital
$268,391	$(268,391)	$—

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

J.
Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and has determined there is no impact to the Fund.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

NorthCoast Asset Management, L.P. (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. The amount of investment advisory fees incurred by the Fund for the fiscal year ended March 31, 2014 is disclosed in the Statement of Operations.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.39% of the Fund’s average daily net assets effective November 21, 2013.  For the period April 1, 2013 through November 20, 2013, the expense cap in effect was 1.70%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The amount of fees waived by the Adviser is disclosed in the Statement of Operations.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2014, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $45,237.

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Date of Expiration	Amount
March 31, 2016	$13,576
March 31, 2017	31,661
Total	$45,237

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the fund.  Fees incurred by the Fund for Administration and Chief Compliance Officer services for the fiscal year ended March 31, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. (the “Custodian”) serves as the Fund’s custodian.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  The

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

distribution fees incurred by the Fund for the year ended March 31, 2014 are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2014, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $212,624,813 and $208,776,789, respectively.

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended March 31, 2014 was as follows:

Distributions paid from:
Ordinary income	$10,637,099
Capital gains	4,346,847
Total	$14,983,946

Distribution classifications may differ from the statement of changes in net assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$103,037,362
Gross tax unrealized appreciation	$5,106,890
Gross tax unrealized depreciation	(1,832,620)
Net tax unrealized appreciation	$3,274,270
Undistributed ordinary income	$5,929,699
Undistributed long-term capital gain	1,130,938
Total distributable earnings	7,060,637
Other accumulated gain/(losses)	(95,481)
Total accumulated gain/(loss)	$10,239,426

CAN SLIM® Select Growth Fund

notes to financial statements
AT MARCH 31, 2014 (continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. At March 31, 2014, the maximum line of credit was $6,000,000. For the fiscal year ended March 31, 2014, the average interest rate on the outstanding principal amount was 3.25%. During the fiscal year ended March 31, 2014, the Fund had an outstanding average daily loan balance of $16,819. The average daily loan balance is determined by dividing the sum of all outstanding loan balances during the year by 365. The maximum amount outstanding during the fiscal year ended March 31, 2014, was $6,000,000 for the Fund. At March 31, 2014 the Fund had no credit line payable balance.

CAN SLIM® Select Growth Fund

report of independent registered public
accounting firm

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 29, 2014

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly,	1	Director,
(born 1943)	and	Term;	President, Talon		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	Industries, Inc.		Inc.
Fund Services, LLC		May	(business consulting);
2020 E. Financial Way		1991.	formerly, Executive
Suite 100			Vice President and
Glendora, CA 91741			Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED) (continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant;		Foundation;
c/o U.S. Bancorp		Since	formerly, Chief		The Univ. of
Fund Services, LLC		May	Executive Officer,		Virginia Law
2020 E. Financial Way		1991.	Rockefeller Trust		School Fdn.
Suite 100			Co., (prior thereto
Glendora, CA 91741			Senior Vice President),
and Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	1	None.
(born 1973)		Term;	Officer, Direxion
c/o U.S. Bancorp		Since	Funds since 2013;
Fund Services, LLC		September	formerly, Senior Vice
2020 E. Financial Way		2011.	President, and Chief
Suite 100			Financial Officer
Glendora, CA 91741			(and other positions),
U.S. Bancorp Fund
Services, LLC,
(1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly	1	None.
(born 1938)		Term;	President and
c/o U.S. Bancorp		Since	Founder, National
Fund Services, LLC		May	Investor Data
2020 E. Financial Way		1991.	Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED) (continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Steven J. Paggioli	Trustee	Indefinite	Consultant,	1	Independent
(born 1950)		Term;	since July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly,		Managers
Fund Services, LLC		May	Executive Vice		Funds;
2020 E. Financial Way		1991.	President,		Trustee,
Suite 100			Investment		Managers
Glendora, CA 91741			Company		AMG Funds,
			Administration,		Aston
			LLC (mutual fund		Funds;
			administrator).		Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March	Officer, U.S.
2020 E. Financial Way		2013.	Bancorp Fund
Suite 100	Secretary	Indefinite	Services, LLC,
Glendora, CA 91741		Term;	since July 2007.
Since
February
2008.

CAN SLIM® Select Growth Fund

trustees and executive officers
(UNAUDITED) (continued)

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Positions	Length	Occupation	Complex(2)	Held During
Name, Address	with the	of Time	During Past	Overseen	Past Five
and Age	Trust(1)	Served	Five Years	by Trustees	Years

Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April	LLC, since
615 East Michigan St.		2013.	April 2005.

Milwaukee, WI 53202
Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compli-	Term:	President and	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	Compliance
Fund Services, LLC	Officer,	July	Officer (and
615 East Michigan St.	Anti-	2011.	other positions),
Milwaukee, WI 53202	Money		U.S. Bancorp
	Laundering		Fund Services,
	Officer		LLC since
	and Vice		August 2004.
President

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CAN SLIM® Select Growth Fund

federal tax information
(UNAUDITED)

For the year ended March 31, 2014, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 14.31%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2014, was 12.91%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the year ended March 31, 2014, was 99.92%.

CAN SLIM® Select Growth Fund

information about proxy voting
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

information about the portfolio holdings
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.

information about the fund’s trustees
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

information about householding
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

privacy notice
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CAN SLIM Select Growth Fund

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$18,500	$18,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2014	FYE 3/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

CAN SLIM Select Growth Fund

Non-Audit Related Fees	FYE 3/31/2014	FYE 3/31/2013
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant's who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President

Date     May 29, 2014

By (Signature and Title)      /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     May 30, 2014

* Print the name and title of each signing officer under his or her signature.